As of September 30, 2022 and December 31, 2021, other current liabilities consisted of the following: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Customer prepayments	$ 270,000	$ 259,000
Other accrued liabilities	128,000	46,000
Accrued payroll and payroll taxes	224,000	214,000
Total other current liabilities	$ 622,000	$ 519,000